SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	Reportable Segment Measures

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2021 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Segments	Note
External revenues	$91	$94	$2,226	$1,279	$2,853	$11,134	$609	$18,286
Inter-segment and other revenues[1]	1,134	(6)	8	—	3	128	—	1,267	i
Segmented revenues	1,225	88	2,234	1,279	2,856	11,262	609	19,553
FFO from equity accounted investments[1]	74	8	182	52	401	86	13	816	ii
Interest expense	—	(100)	(757)	(223)	(372)	(362)	(17)	(1,831)	iii
Current income taxes	—	(10)	—	(22)	(93)	(119)	(2)	(246)	iv
Funds from operations[1]	688	(61)	189	88	317	337	42	1,600	v
Common equity	4,908	(4,705)	20,108	4,580	2,323	3,703	2,452	33,369
Equity accounted investments	4,495	1,631	22,019	1,612	10,171	3,012	375	43,315
Additions to non-current assets[2]	—	797	6,462	300	514	410	67	8,550
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at 62%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2021, $376 million of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

AS AT DEC. 31, 2020 AND FOR THE THREE MONTHS ENDED JUN. 30, 2020 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Segments	Note
External revenues	$55	$101	$1,848	$1,035	$2,096	$7,247	$447	$12,829
Inter-segment and other revenues[1]	688	(13)	8	—	1	144	—	828	i
Segmented revenues	743	88	1,856	1,035	2,097	7,391	447	13,657
FFO from equity accounted investments[1]	67	(5)	186	6	284	80	4	622	ii
Interest expense	—	(96)	(755)	(220)	(261)	(379)	(4)	(1,715)	iii
Current income taxes	—	(17)	—	4	(57)	(23)	(8)	(101)	iv
Funds from operations[1]	355	(59)	89	566	84	137	(11)	1,161	v
Common equity	4,947	(6,986)	19,331	5,154	2,552	3,965	2,730	31,693
Equity accounted investments	4,530	830	21,024	1,444	10,530	2,623	346	41,327
Additions to non-current assets[2]	64	8	1,963	341	418	311	12	3,117
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at 62%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2020, $290 million of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

FOR THE SIX MONTHS ENDED JUN. 30, 2021 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Segments	Note
External revenues	$168	$180	$4,320	$2,368	$5,616	$20,846	$1,198	$34,696
Inter-segment and other revenues[1]	2,539	(7)	16	—	4	283	—	2,835	i
Segmented revenues	2,707	173	4,336	2,368	5,620	21,129	1,198	37,531
FFO from equity accounted investments[1]	311	23	335	77	828	173	25	1,772	ii
Interest expense	—	(208)	(1,524)	(436)	(734)	(725)	(34)	(3,661)	iii
Current income taxes	—	(24)	(32)	(38)	(190)	(312)	(5)	(601)	iv
Funds from operations[1]	1,324	(94)	439	911	447	1,329	65	4,421	v
Additions to non-current assets[2]	—	860	9,652	3,248	1,342	2,461	77	17,640
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at 62%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the six months ended June 30, 2021, $1.3 billion of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

FOR THE SIX MONTHS ENDED JUN. 30, 2020 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Segments	Note
External revenues	$116	$208	$4,463	$2,065	$4,369	$17,339	$855	$29,415
Inter-segment and other revenues[1]	1,433	(17)	15	—	2	265	—	1,698	i
Segmented revenues	1,549	191	4,478	2,065	4,371	17,604	855	31,113
FFO from equity accounted investments[1]	119	(24)	417	15	619	196	6	1,348	ii
Interest expense	—	(184)	(1,597)	(448)	(552)	(774)	(12)	(3,567)	iii
Current income taxes	—	(39)	(15)	(16)	(116)	(98)	(13)	(297)	iv
Funds from operations[1]	735	(133)	308	632	221	302	(20)	2,045	v
Additions to non-current assets[2]	64	87	3,877	1,195	809	2,330	31	8,393
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at 62%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the six months ended June 30, 2020, $597 million of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.